Restructuring (Additional Information) (Details) - USD ($) $ in Thousands		6 Months Ended
	Feb. 13, 2023	Jun. 30, 2023
Restructuring Charges [Abstract]
Reduction in Workforce due to Restructuring	55.00%
Restructuring related expenses		$ 4,329
Restructuring and Related Cost, Accelerated Depreciation		360
Accelerated Hearing Program Charges		129
Severance and other benefit-related costs		$ 3,840